Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Non-controlling interests
Total	$ 311,396	$ 275,498
Weibo
Non-controlling interests
Total	299,824	257,244
Others
Non-controlling interests
Total	$ 11,572	$ 18,254